Statements of Cash Flows (USD $)	12 Months Ended	15 Months Ended
	Dec. 31, 2012	Mar. 31, 2014
Statement of Cash Flows [Abstract]
NET LOSS	$ (163,456)	$ (20,752,795)
Stock based compensation		20,487,500
Accounts receivable		(10)
Accounts payable and accrued expenses	69,767	101,249
Accrued Salaries - Related Parties	38,000	114,000
Accrued Interest		48
Net cash (used) by operating activities	(55,689)	(50,008)
Advances on lines of credit	51,030	36,099
Proceeds on note payable	415
Payments on note payable		(895)
Advances member or shareholder loan	4,286	16,110
Net cash provided by financing activities	55,731	51,314
NET INCREASE (DECREASE) IN CASH	42	1,306
Beginning of year	165	207
End of year	207	1,513
Income taxes paid
Interest paid		597
Shares issued due to conversion from LLC to C-Corp		3,350,000
Discount on Capital Stock issued		$ (3,350,000)